Derivative Instruments and Hedging Activities - Terms of Interest Rate Swaps Underlying Swaption (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jul. 31, 2026	Jan. 31, 2026	Oct. 31, 2024	Jan. 31, 2018	Apr. 30, 2017
Interest Rate Swaption One [Member] | Scenario Forecast [Member]
Derivative [Line Items]
Principal amount				$ 85,400		$ 155,000
Interest Rate Swaption One [Member] | Call Option [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 155,000
Start Date	Apr. 28, 2017
Carrying Amount of Assets (Liability)	$ 113
Remaining Term (Years)	7 years 6 months
Fixed Interest Rate	3.34%
Interest Rate Swaption One [Member] | Put Option [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 155,000
Start Date	Apr. 28, 2017
Carrying Amount of Assets (Liability)	$ (8,404)
Remaining Term (Years)	7 years 6 months
Fixed Interest Rate	2.15%
Interest Rate Swaption Two [Member] | Scenario Forecast [Member]
Derivative [Line Items]
Principal amount			$ 82,500		$ 160,000
Interest Rate Swaption Two [Member] | Call Option [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 160,000
Start Date	Jan. 31, 2018
Carrying Amount of Assets (Liability)	$ 742
Remaining Term (Years)	8 years
Fixed Interest Rate	3.10%
Interest Rate Swaption Two [Member] | Put Option [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 160,000
Start Date	Jan. 31, 2018
Carrying Amount of Assets (Liability)	$ (7,168)
Remaining Term (Years)	8 years
Fixed Interest Rate	1.97%
Interest Rate Swaption Three [Member] | Scenario Forecast [Member]
Derivative [Line Items]
Principal amount		$ 82,500			$ 160,000
Interest Rate Swaption Three [Member] | Call Option [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 160,000
Start Date	Jul. 16, 2018
Carrying Amount of Assets (Liability)	$ 1,268
Remaining Term (Years)	8 years
Fixed Interest Rate	2.94%
Interest Rate Swaption Three [Member] | Put Option [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 160,000
Start Date	Jul. 16, 2018
Carrying Amount of Assets (Liability)	$ (6,091)
Remaining Term (Years)	8 years
Fixed Interest Rate	1.83%